Segment Information - Revenue by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,210,528	$ 713,175	$ 226,771
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	767,507	431,631	136,515
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	277,298	225,349	71,531
America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	165,264	56,195	18,576
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 459	$ 0	$ 149